Investment Objectives and Goals - Elm Market Navigator ETF	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Elm Market Navigator ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Elm Market Navigator ETF (the “Fund”) seeks long-term, risk-adjusted growth of capital.